LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2018
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LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
8.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2018	2017
Entertainment production costs	$76,379	$76,884
Less: accumulated amortization	(65,027)	(58,601)

Entertainment production costs, net	11,352	18,283
Deposits for acquisition of property and equipment	51,580	13,089
Deferred rent assets	46,864	54,467
Other long-term prepayments and other assets	30,391	44,938
Input value-added tax, net	20,097	21,005
Other deposits	14,896	14,775
Deferred financing costs, net	11,330	19,364
Long-term receivables, net	5	3,724

Long-term prepayments, deposits and other assets	$186,515	$189,645

Entertainment production costs represent amounts incurred and capitalized for entertainment shows in City of Dreams. The Group amortized the entertainment production costs over 10 years or the respective estimated useful live of the entertainment show, whichever is shorter.

Input value-added tax, net represents the value-added tax recoverable from the tax authority in the Philippines mainly connected with the purchase of assets or services for City of Dreams Manila. During the years ended December 31, 2018, 2017 and 2016, provisions for input value-added tax expected to be non-recoverable amounting to $4,095, $2,813 and $5,459, respectively, were recognized in the consolidated statements of operations.

Long-term receivables, net represent casino receivables from casino customers where settlements are not expected within the next year. During the year ended December 31, 2018, net amount of long-term receivables of $1,633 was reclassified to current; and net amount of allowances for doubtful debts of $2,062 was reclassified from current to non-current. During the year ended December 31, 2017, net amount of long-term receivables of $8,771 and net amount of allowances for doubtful debts of $6,940, were reclassified to current. During the year ended December 31, 2016, net amount of current accounts receivable of $6,128 and net amount of allowances for doubtful debts of $9,573, were reclassified to non-current. Reclassifications to current accounts receivable, net, are made when settlement of such balances are expected to occur within one year.